Property, Plant and Equipment, Net - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 1,571,754,000	¥ 1,645,760,000	¥ 915,481,000
Accumulated impairment loss	(171,446,000)	(107,010,000)
Finance Lease, Liability	819,637,000	812,079,000
Accelarated depreciation on property plant and equipment	212,907,000	295,930,000
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Interest expenses capitalized	31,878	107,415	¥ 84,998
Tools, Dies And Molds [Member]
Property, Plant and Equipment [Line Items]
Accumulated impairment loss	¥ (171,446,000)	¥ (107,010,000)
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Liability				¥ 1,001,820